MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges	$ 0	$ 4,328	$ 5,136
Restructuring provision
Schedule Of Restructuring And Related Costs [Line Items]
Other provisions	$ 1,700	3,600
COVID-19
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges		3,700
Restructuring
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges		4,328	5,136
Impairment of inventories		$ 596	130
Montreal, Quebec Manufacturing Facility And Johnson City, Tennessee Manufacturing Facility | Facility Closing
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring charges			4,300
Non-cash impairment charges			$ 800